Segments Disclosures - Geographic Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	$ 2,405	$ 2,845
Property, plant and equipment	5,665	6,020
Right-of-use assets	111	120	$ 117
Intangible assets other than goodwill	243	281
Total long-term other assets	156	179
Canada
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	1,759	2,009
Property, plant and equipment	3,624	3,828
Right-of-use assets	39	41
Intangible assets other than goodwill	149	170
Total long-term other assets	73	85
U.S.
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	497	676
Property, plant and equipment	1,677	1,852
Right-of-use assets	67	74
Intangible assets other than goodwill	70	86
Total long-term other assets	24	36
Western Australia
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	149	160
Property, plant and equipment	364	340
Right-of-use assets	5	5
Intangible assets other than goodwill	24	25
Total long-term other assets	$ 59	$ 58